Submission	Sep. 14, 2026
Submission [Line Items]
Central Index Key	0002086731
Registrant Name	BERETTA HOLDING S.A.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A